Note 10 - Long-term Debt (Details Textual) - USD ($)								1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2018	May 29, 2018	Sep. 14, 2017	Aug. 16, 2017	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Feb. 28, 2018	Feb. 28, 2017	Jul. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 07, 2018	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	Jan. 27, 2016	May 25, 2012	Oct. 31, 2011	Aug. 30, 2011	Nov. 30, 2010	Jul. 31, 2008	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Long-term Debt, Gross											$ 722,067,000		$ 853,572,000
Long-term Debt, Weighted Average Interest Rate, at Point in Time											4.70%		4.90%
Interest Expense, Debt, Total											$ 16,544,000	$ 23,606,000
Interest Costs Capitalized											101,000
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge [Member]
Interest Costs Capitalized											5,000
Advances for Vessel Acquisitions [Member]
Interest Costs Capitalized											$ 96,000
Minimum [Member]
Term Loan, Value Maintenance Clauses											80.00%
Debt Instrument, Interest Rate During Period											3.66%		2.30%
Maximum [Member]
Term Loan, Value Maintenance Clauses											130.00%
Debt Instrument, Interest Rate During Period											5.94%		5.98%
Loans Payable [Member]
Long-term Debt, Gross											$ 722,067,000		$ 553,735,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Prepaid Payment on Principal					$ 1,000,000
Repayments of Long-term Debt, Total								$ 1,000,000
Debt Instrument, Face Amount																										$ 75,000,000
Long-term Debt, Gross											11,125,000		13,125,000
Debt Instrument, Periodic Payment, Principal											1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											8,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Prepaid Payment on Principal							$ 6,000,000
Debt Instrument, Face Amount																											$ 150,000,000
Long-term Debt, Gross											37,000,000		42,000,000						$ 66,000,000
Debt Instrument, Periodic Payment, Principal											5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											12,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																											$ 75,000,000
Loans Payable [Member] | Costamares Inc. Term Loans [Member]
Debt Instrument, Face Amount																							$ 120,000,000
Long-term Debt, Gross											22,575,000		25,725,000
Loans Payable [Member] | Tranche A Term Loan [Member]
Debt Instrument, Face Amount																				$ 38,500,000
Loans Payable [Member] | Tranche B Term Loan [Member]
Debt Instrument, Face Amount																				42,000,000
Long-term Debt, Gross											14,700,000
Debt Instrument, Periodic Payment, Principal											1,050,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											8,400,000
Loans Payable [Member] | Tranche C Term Loan [Member]
Debt Instrument, Face Amount																				21,000,000
Long-term Debt, Gross											7,875,000
Debt Instrument, Periodic Payment, Principal											525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											4,200,000
Loans Payable [Member] | Tranche D Term Loan [Member]
Debt Instrument, Face Amount																				7,470,000
Loans Payable [Member] | Tranche E Term Loan [Member]
Debt Instrument, Face Amount																				$ 7,470,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																						$ 229,200,000
Long-term Debt, Gross											155,343,000		162,983,000
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche A and B [Member]
Long-term Debt, Gross											101,864,000
Debt Instrument, Periodic Payment, Principal											1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											40,744,800
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche C [Member]
Long-term Debt, Gross											53,479,000
Debt Instrument, Periodic Payment, Principal											1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											40,744,800
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																					$ 152,800,000
Long-term Debt, Gross											99,592,000		105,050,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Tranche A [Member]
Long-term Debt, Gross											49,114,000
Debt Instrument, Periodic Payment, Principal											1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											38,199,600
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Trache B [Member]
Long-term Debt, Gross											50,478,000
Debt Instrument, Periodic Payment, Principal											1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											38,199,600
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																		$ 39,000,000
Long-term Debt, Gross											30,333,000		32,500,000
Debt Instrument, Periodic Payment, Principal											1,083,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											17,333,300
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																									$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																									$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																												$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal	$ 4,000,000					$ 4,000,000
Long-term Debt, Gross											81,000,000		93,000,000				$ 116,500,000
Debt Instrument, Periodic Payment, Principal											3,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											43,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																													$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross											22,880,000		24,480,000			$ 37,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											11,680,000
Debt Instrument, Periodic Payment, Total											800,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount					$ 17,625,000
Long-term Debt, Gross											16,275,000		17,175,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											8,625,000
Debt Instrument, Periodic Payment, Total											450,000
Debt Agreement, Maximum Borrowing Capacity															$ 17,625,000
Loans Payable [Member] | Loan Agreement to Refinance Credit Facility [Member]
Debt Instrument, Prepaid Payment on Principal		$ 4,477,000
Debt Instrument, Face Amount														$ 233,000,000
Long-term Debt, Gross											213,677,000		$ 0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											86,353,000
Loan Facility to Finance Vessels in Fleet [Member]
Debt Instrument, Prepaid Payment on Principal									$ 4,918,000	$ 3,835,000
Debt Instrument, Face Amount																					$ 120,000,000
Long-term Debt, Gross											32,267,000
Debt Instrument, Periodic Payment, Principal											2,715,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											26,837,000
Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																								$ 1,000,000,000
Debt Instrument, Prepaid Payment on Principal			$ 9,326,000	$ 9,388,000
Repayments of Long-term Debt, Total											$ 299,837,000